CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 22,281	$ 16,346
Securities available-for-sale	63,804	70,311
Securities held-to-maturity (fair value: 2013 - $350; 2012 - $366)	335	341
Loans, net (allowance: 2013 - $1,399; 2012 - $1,565)	119,146	119,068
Federal Home Loan Bank stock	1,768	1,657
Premises and equipment	3,620	3,805
Bank-owned life insurance	5,511	5,311
Other real estate owned	2,628	3,104
Accrued interest receivable	509	544
Other assets	1,324	853
Total assets	220,926	221,340
Liabilities
Deposits	164,519	171,721
Federal Home Loan Bank advances	17,000	22,000
Advance payments by borrowers for taxes and insurance	1,955	1,804
Other liabilities and accrued interest payable	3,068	2,963
Total liabilities	186,542	198,488
Commitments and contingent liabilities (Note 14)
Stockholders' equity
Preferred stock, $.01 par value, 2013 - 50,000,000 shares authorized; 2012 - 20,000,000 shares authorized; none issued
Common stock, $.01 par value, 2013 - 100,000,000 shares authorized; 2012 - 50,000,000 shares authorized; 2,313,463 shares issued	23	24
Additional paid-in capital	15,330	12,453
Treasury stock, at cost (2013 - 0 shares; 2012 - 424,874 shares)		(9,867)
Retained earnings	20,523	19,620
Accumulated other comprehensive income (loss)	(405)	622
Unearned Employee Stock Ownership Plan (ESOP) shares	(1,087)
Total stockholders' equity	34,384	22,852
Total liabilities and stockholders' equity	$ 220,926	$ 221,340